Term Loan and Line of Credit Maturities of Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 3,200	[1]
2016	3,200	[1]
2017	3,200	[1]
2018	20,502	[1]
Total long-term debt, net of current portion	$ 30,102	[1],[2]

[1]	Future amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
[2]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.